May 31, 2018

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class C, Institutional, Service, Investor, Class R6, Class T and Class P Shares of the Goldman Sachs International Equity ESG Fund

(the “Fund”)

Supplement dated May 30, 2018 to the

Prospectus, Summary Prospectus (the “Multi-Class Prospectuses”) and Statement of Additional Information (the “SAI”), each dated February 28, 2018, each as supplemented to date (with respect to Class A, Class C, Institutional, Service, Investor, Class R6 and Class T Shares) and to the Prospectus, Summary Prospectus (the “Class P Prospectuses” and, together with the Multi-Class Prospectuses, the “Prospectuses”) and SAI, each dated April 16, 2018 (with respect to Class P Shares)

The Fund’s investment adviser, Goldman Sachs Asset Management, L.P., has determined to clarify the description of its ESG analysis. This clarification will not result in a change to the investments held by the Fund. Accordingly, effective immediately, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the “Goldman Sachs International Equity ESG Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-50 companies that are considered by the Investment Adviser to be positioned for long-term capital appreciation. The Fund’s ESG criteria are generally designed to exclude companies with weak corporate governance, and/or companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

■	gambling,
■	alcohol,
■	tobacco,
■	coal, and
■	weapons.

Once the Investment Adviser determines that an issuer meets the Fund’s ESG criteria, the Investment Adviser conducts a supplemental analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This supplemental analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis. In addition, the Investment Adviser seeks to avoid what it believes to be structurally unattractive market segments.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging market countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may also invest up to 20% of its Net Assets in equity investments that may not adhere to the Fund’s ESG criteria and in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).

The following replaces in its entirety the “Goldman Sachs International Equity ESG Fund—Summary—Principal Risks of the Fund—ESG Standards Risk” section in the Fund’s Prospectuses and the “Principal Risks of the Fund—ESG Standards Risk” section in the Fund’s Summary Prospectuses:

ESG Standards Risk.  The Fund’s adherence to its ESG criteria and the application of the Investment Adviser’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that the Investment Adviser believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that the Investment Adviser believes show inadequate governance standards (e.g., certain state-owned enterprises). Adhering to the ESG criteria and applying the Investment Adviser’s supplemental ESG analysis may also affect the Fund’s performance relative to similar funds that do not adhere to such criteria or apply such analysis. Additionally, the Fund’s adherence to the ESG criteria and the application of the supplemental ESG analysis in connection with identifying and selecting equity investments in non-U.S. issuers often require subjective analysis and may be relatively more difficult than applying the ESG criteria or the supplemental ESG analysis to equity investments of all issuers because data availability may be more limited with respect to non-U.S. issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The Fund’s ESG criteria and the application of the ESG analysis may be changed without shareholder approval.